Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales	€ 36,041	€ 36,126	€ 34,463
Other revenues	1,328	1,505	1,214
Cost of sales	(12,157)	(11,976)	(11,435)
Research and development expenses	(5,529)	(6,018)	(5,894)
Selling and general expenses	(9,390)	(9,883)	(9,859)
Share of profit (loss) of associates and joint ventures accounted for using equity method	359	255	499
Net income attributable to non-controlling interests	36	31	104
Reclassification from Other to operating segments		291
Pharmaceuticals
Disclosure of operating segments [line items]
Net sales	25,674	25,700	24,685
Other revenues	128	173	252
Cost of sales	(7,025)	(6,750)	(6,738)
Research and development expenses	(4,331)	(4,850)	(4,572)
Selling and general expenses	(5,097)	(5,442)	(5,431)
Other operating income and expenses	(488)	(625)	(37)
Share of profit (loss) of associates and joint ventures accounted for using equity method	5	5	17
Net income attributable to non-controlling interests	(33)	(29)	(96)
Business operating income	8,833	8,182	8,080
Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	4,394	4,695	4,660
Other revenues	59	57	0
Cost of sales	(1,506)	(1,599)	(1,539)
Research and development expenses	(136)	(149)	(143)
Selling and general expenses	(1,450)	(1,529)	(1,534)
Other operating income and expenses	54	193	101
Share of profit (loss) of associates and joint ventures accounted for using equity method	9	(5)	1
Net income attributable to non-controlling interests	(5)	(6)	(10)
Business operating income	1,419	1,657	1,536
Vaccines
Disclosure of operating segments [line items]
Net sales	5,973	5,731	5,118
Other revenues	1,141	1,275	962
Cost of sales	(3,328)	(3,372)	(2,854)
Research and development expenses	(692)	(639)	(555)
Selling and general expenses	(822)	(823)	(710)
Other operating income and expenses	2	0	(4)
Share of profit (loss) of associates and joint ventures accounted for using equity method	2	9	(3)
Net income attributable to non-controlling interests	0	0	0
Business operating income	2,276	2,181	1,954
Other
Disclosure of operating segments [line items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of sales	(245)	(252)	(190)
Research and development expenses	(370)	(380)	(624)
Selling and general expenses	(2,021)	(2,089)	(2,156)
Other operating income and expenses	(130)	50	(124)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
Net income attributable to non-controlling interests	0	0	0
Business operating income	(2,766)	(2,671)	(3,094)
Total Sanofi
Disclosure of operating segments [line items]
Net sales	36,041	36,126	34,463
Other revenues	1,328	1,505	1,214
Cost of sales	(12,104)	(11,973)	(11,321)
Research and development expenses	(5,529)	(6,018)	(5,894)
Selling and general expenses	(9,390)	(9,883)	(9,831)
Other operating income and expenses	(562)	(382)	(64)
Share of profit (loss) of associates and joint ventures accounted for using equity method	16	9	15
Net income attributable to non-controlling interests	(38)	(35)	(106)
Business operating income	€ 9,762	€ 9,349	€ 8,476